Financial Instruments (Schedule of Fair Values of Remaining Financial Liabilities) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Debentures including current maturities and accrued interest, Book value		₪ (2,954)	₪ (3,815)
Debentures including current maturities and accrued interest, Fair value	[1]	(3,288)	(4,112)
Long-term loans from financial institutions including current, Book value		(540)	(340)
Long-term loans from financial institutions including current, Fair value	[1]	₪ (574)	₪ (350)

[1]	The fair value as of December 31, 2017 includes principal and interest in a total sum of approximately NIS 418 million, paid in January 2018, after the end of the reporting period. The fair value as of December 31, 2016 includes principal and interest in a total sum of approximately NIS 592 million, paid in January 2017.